Trade and Other Receivables	12 Months Ended
Mar. 31, 2019
Trade And Other Current Receivables [Abstract]
Trade and other receivables
5.	Trade and other receivables:

	March 31,	March 31,
	2019	2018

Trade receivables	$4,889,612	$4,926,632
Sales taxes receivable	697,561	215,184
Accrued and other receivables	136,487	426,488
Tax credits receivable	49,685	49,597
Grants receivables	33,043	22,543
	$5,806,388	$5,640,444

The Corporation’s exposure to credit and foreign exchange risks related to trade and other receivables is presented in note 20 (b).